Inventories	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	231	267
Gold on hand (doré/bullion)	81	91
Ore stockpiles	314	512
Uranium oxide and sulfuric acid	9	11
Supplies	438	412
	1,073	1,293
Less: Materials on the leach pad(1)	(131)	(128)
	942	1,165
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	486	445
Ore stockpiles	118	180
	604	625
Less: Materials on the leach pad(2)	(486)	(445)
	118	180
(2) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.